SHAREHOLDERS' EQUITY AND INCOME (LOSS) PER COMMON SHARE (Details) (USD $)	1 Months Ended	12 Months Ended									12 Months Ended									12 Months Ended				1 Months Ended			12 Months Ended
	Apr. 30, 2010	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Nov. 15, 2011	Apr. 09, 2010	Jan. 29, 2010	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Apr. 16, 2010 UST [Member] Series A Preferred Stock [Member]	Apr. 02, 2010 UST [Member] Series A Preferred Stock [Member]	Dec. 31, 2012 UST [Member] Series B Preferred Stock [Member]	Dec. 31, 2011 UST [Member] Series B Preferred Stock [Member]	Apr. 02, 2010 UST [Member] Series B Preferred Stock [Member]	Apr. 16, 2010 UST [Member] Series B Preferred Stock [Member] Amended and Restated Warrants [Member]	Apr. 30, 2010 UST [Member] Common Stock [Member] Amended and Restated Warrants [Member]	Apr. 16, 2010 UST [Member] Common Stock [Member] Amended and Restated Warrants [Member]	Dec. 12, 2008 UST [Member] Common Stock [Member] Amended and Restated Warrants [Member]	Dec. 31, 2012 Dutchess [Member]	Dec. 31, 2012 Dutchess [Member] Common Stock [Member]	Dec. 31, 2011 Dutchess [Member] Common Stock [Member]	Dec. 31, 2010 Dutchess [Member] Common Stock [Member]	Jul. 07, 2010 Dutchess [Member] Common Stock [Member]
Class of Stock [Line Items]
Number of shares of common stock, authorized (in shares)		500,000,000		500,000,000						60,000,000
Series A Fixed Rate Cumulative Perpetual Preferred Stock (in shares)																			72,000
Liquidation preference (in dollars per share)																			$ 1,000			$ 1,000
Warrants issued to purchase common stock (in shares)																									346,154	346,154
Series B Preferred Stock issued (in shares)		74,426		74,426																			74,426
Warrants, exercise price (in dollars per share)																									$ 7.234
Amended warrants expiration date																								Dec. 12, 2018
Accrued dividends																		$ 2,400,000		$ 10,700,000	$ 6,600,000
Annual dividend rate (in hundredths)																				5.00%
Future annual dividend rate (in hundredths)																				9.00%
Number of additional directors that could be elected																				2
Annual cash dividends on preferred stock																				4,300,000
Annual cash dividend payable after December 13, 2013																				7,700,000
Terms of Series B Preferred Stock [Abstract]
Amount of common stock in exchange of trust preferred securities																				40,000,000
Minimum redeemable preferred stock																	18,600,000			100,000,000
Numerator of common shares fraction (in dollars per share)																				$ 750
Denominator of common stocks fraction (in dollars per share)																				$ 7.234
Series B Preferred Stock convertible number of common stock (in shares)																				10,700,000
Period of mandatory conversion of Series B Preferred Stock																				seventh anniversary (April 16, 2017)
Numerator of common stock fraction upon mandatory liquidations																				1,000
Accrued dividend (in dollars per share)																				$ 144	$ 89
Maximum number of common stock to be issued on conversion (in shares)																				14,400,000
Preferred stock redemption price (in dollars per share)																				$ 1,000
Period used to determine price of stock																				20 days
Percentage of preferred stock that can be redeemed (in hundredths)																				25.00%
Aggregate liquidation amount (in hundredths)																				5.00%
Updated guidance amount																				100,000
Minimum amount required for liquidation																				3,700,000
Commitment to purchase common stock																															15,000,000
Period committed to purchase common stock																												36 months
Discount on sales price of common stock (in hundredths)																															5.00%
Number of shares sold (in shares)																											1,230,000	453,000	433,000	345,000
Aggregate purchase price of common stock sold																												3,200,000
Number of shares that require shareholder approval to sell (in shares)																												2,800,000
Additional funds available																												9,700,000
Shareholders with certain limited exceptions (in hundredths)								5.00%
Number of Series C Junior Participating Preferred Stock purchase by each right		1/1000
Discount to current market price of the common stock (in hundredths)								50.00%
Beneficial Ownership Level (in hundredths)								4.99%
Common stock par value (in dollars per share)									$ 1.00
Reverse stock split ratio		1-for-10
Reverse stock split conversion ratio	10
Earnings Per Share Reconciliation [Abstract]
Net income (loss) applicable to common stock		21,851,000		(24,357,000)		(20,804,000)
Convertible preferred stock dividends		4,347,000		0		0
Net income (loss) applicable to common stock for calculation of diluted earnings per share (1) (2)		$ 26,198,000	[1],[2]	$ (24,357,000)	[1],[2]	$ (20,804,000)	[1],[2]
Weighted average shares outstanding (in shares)		8,709		8,277		5,090
Effect of convertible preferred stock (in shares)		23,892		61,281		36,371
Restricted stock units (in shares)		216		122		0
Stock units for deferred compensation plan for non-employee directors (in shares)		66		7		7
Effect of stock options (in shares)		2		0		0
Weighted average shares outstanding for calculation of diluted earnings per share (in shares)		32,885	[1]	69,687	[1]	41,468	[1]
Net income (loss) per common share [Abstract]
Basic (in dollars per share)		$ 2.51	[2]	$ (2.94)	[2]	$ (4.09)	[2]
Diluted (in dollars per share)		$ 0.80		$ (2.94)		$ (4.09)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares excluded from computation of diluted loss per share (in shares)											100,000	100,000	100,000
Antidilutive securities excluded from computation of earnings per share (in shares)														346,154	346,154	346,154

[1]	For any period in which a loss is recorded, dividends on convertible preferred stock are not added back in the diluted per common share calculation. For any period in which a loss is recorded, the assumed conversion of convertible preferred stock, assumed exercise of common stock warrants, assumed exercise of stock options, restricted stock units and stock units for a deferred compensation plan for non-employee directors would have an anti-dilutive impact on the net loss per common share and thus are ignored in the diluted per common share calculation.
[2]	Basic net income (loss) per common share includes weighted average common shares outstanding during the period and participating share awards.